Long-term Investments	12 Months Ended
Dec. 31, 2015
Long-term Investments.
Long-term Investments

9.Long-term Investments

	December 31,	December 31,
	2014	2015
	RMB	RMB
Investments in associated companies	207,492	318,888
Equity investments	169,986	309,691
Available-for-sale securities	—	1,136,073

	377,478	1,764,652

(a)Investments in associated companies

The Group recorded equity share of loss of RMB5.3 million,  RMB33.6 million and RMB76.1 million for the years ended December 31, 2013, 2014 and 2015, respectively, which was included in “investment income, net” in the consolidated statements of comprehensive income.  The Group received cash dividends for each of the years ended December 31, 2013, 2014 and 2015 of nil, RMB15.3 million and nil, respectively.

(1)

In August 2008, the Group acquired a 38.5% equity interest in SunEase, Inc., a provider of e-mail integration solution and corporate email post office operation services, sales of domain names and search engine marketing, for a consideration of approximately RMB31.0 million in cash. The investment was accounted for under the equity method of accounting with allocation of the purchase price to tangible assets, intangible assets, goodwill and liabilities.

(2)

In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Hangzhou Yixin Technology Co., Ltd. (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin.

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)

200,000

In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million. The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows (in thousands):

RMB
Tangible assets	8,579
Intangible assets	15,564
Goodwill	107,280
Deferred tax liabilities	(3,891)

127,532

(3)

In September 2014, the Group established a joint venture with several individuals to launch an e-commerce related business. The Group contributed RMB20.0 million cash in exchange for a 40.0% equity interest.

(4)

In 2015, the Group also established two joint ventures with other shareholders to operate internet finance related businesses. The Group contributed RMB30.0 million cash to each of the two joint ventures in exchange for a 30.0% equity interest in each joint venture.

(b)Equity investments

Equity investments represent investments in privately held companies.  The Group carries the investment at cost as the Group does not have significant influence and the investments do not have readily determinable fair value.

Impairment provision of RMB24.0 million and RMB12.0 million related to certain of the equity investments were recognized as “investment income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2014 and 2015, respectively, as the Group determined that the decline in its fair value is determined to be other-than-temporary.

(c)Available-for-sale securities

As of December 31, 2015, available-for-sale securities included RMB710.3 million invested in shares of Huatai Securities Company Limited (“Huatai”) and RMB425.7 million invested in shares of Caissa Touristic Group (“Caissa”). Total net unrealized gains (net of tax of RMB81.4 million) as of December 31, 2015 were RMB27.5 million and recorded in other comprehensive income.

	December 31, 2015
	Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	927,188	(216,851)	710,337
Caissa	100,000	325,736	425,736

	1,027,188	108,885	1,136,073

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers. The assessment that these investments are not other-than-temporarily impaired included a review of the business and financial outlook, the financial condition, the severity and duration of the drop in share price compared to the carrying value, as well as the Group’s ability and current intent to hold these securities until the prices recover. For the year ended December 31, 2015, no impairment provision was recorded in the consolidated statements of comprehensive income.